Other Liabilities, Provisions and Commitments - Summary of Other Current Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [abstract]
Short-term employee benefits	$ 7,662	$ 7,493
Accrued expenses	4,684	7,117
Other	269	1,470
Other current liabilities	$ 12,615	$ 16,080